UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.0%
AUSTRALIA 11.4%
REAL ESTATE
DIVERSIFIED 0.5%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Ingenia Communities Group	13,256,304	3,988,182
		3,988,182
RETAIL 9.6%
Novion Property Group(a)	13,185,425	25,117,815
Scentre Group(a)	9,262,265	26,312,559
Westfield Corp.(a)	4,576,775	33,168,408
		84,598,782
SELF STORAGE 1.3%
National Storage REIT(a)	9,230,389	11,216,688
TOTAL AUSTRALIA		99,803,652

BERMUDA 0.5%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	387,294	4,755,970
BRAZIL 0.2%
REAL ESTATE—RETAIL
BR Malls Participacoes SA	352,335	1,870,112

CANADA 1.1%
REAL ESTATE—DIVERSIFIED
Pure Industrial Real Estate Trust	2,469,297	9,845,604

CHINA 1.1%
REAL ESTATE—RESIDENTIAL
China Vanke Co. Ltd., Class H (HKD)(a),(c)	4,217,400	9,929,862

FRANCE 9.5%
REAL ESTATE
DIVERSIFIED 4.0%
Fonciere des Regions(a)	80,438	7,965,274
Fonciere des Regions (New)(c)	3,923	378,584
Gecina SA(a)	112,070	15,157,576
Nexity(a)	265,409	11,099,242
		34,600,676
RETAIL 5.5%
Klepierre(a)	985,875	48,412,504

	Number of Shares	Value
TOTAL FRANCE		$83,013,180

GERMANY 4.2%
REAL ESTATE
OFFICE 0.9%
Alstria Office REIT AG(a),(c)	592,610	8,329,426
RESIDENTIAL 3.3%
Deutsche Wohnen AG(a)	1,117,780	28,589,182
TOTAL GERMANY		36,918,608

HONG KONG 14.7%
REAL ESTATE
DIVERSIFIED 9.0%
Champion REIT	16,882,000	8,057,039
Henderson Land Development Co., Ltd.(a)	1,021,000	7,166,002
New World Development Co., Ltd.(a)	16,170,768	18,768,276
Sun Hung Kai Properties Ltd.(a)	1,632,627	25,195,317
Wharf Holdings Ltd.(a)	2,853,900	19,885,844
		79,072,478
OFFICE 2.8%
Hongkong Land Holdings Ltd. (USD)	3,191,571	24,096,361

RETAIL 2.9%
Link REIT(a)	4,191,500	25,776,969
TOTAL HONG KONG		128,945,808

ITALY 0.4%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)(a)	3,978,148	3,118,836

JAPAN 25.7%
REAL ESTATE
DIVERSIFIED 18.2%
Hulic Co., Ltd.(a)	816,500	9,174,225
Mitsubishi Estate Co., Ltd.(a)	1,312,307	30,434,956
Mitsui Fudosan Co., Ltd.(a)	1,595,597	46,859,484
Mori Hills REIT Investment Corp.(a)	13,245	18,680,573
Nomura Real Estate Master Fund(a)	6,143	7,633,125
Premier Investment Corp. (USD)(a)	979	5,634,913
Sumitomo Realty & Development Co., Ltd.(a)	824,479	29,682,364
Tokyo Tatemono Co., Ltd.(a)	1,529,000	11,201,927
		159,301,567

	Number of Shares	Value
INDUSTRIALS 2.5%
GLP J-REIT(a)	17,384	$17,998,182
Industrial & Infrastructure Fund Investment Corp.(a)	928	4,319,312
		22,317,494
OFFICE 3.8%
Nippon Building Fund(a)	3,843	18,878,807
Nomura Real Estate Office Fund(a)	2,980	14,474,192
		33,352,999
RETAIL 1.2%
AEON Mall Co., Ltd.(a)	514,100	10,180,776
TOTAL JAPAN		225,152,836

NETHERLANDS 5.2%
REAL ESTATE
DIVERSIFIED 1.6%
Nieuwe Steen Investments NV(a)	3,143,633	14,148,434

RETAIL 3.6%
Eurocommercial Properties NV(a)	152,484	6,988,907
Wereldhave NV(a)	363,616	24,433,964
		31,422,871
TOTAL NETHERLANDS		45,571,305

SINGAPORE 6.0%
REAL ESTATE
DIVERSIFIED 3.0%
Capitaland Ltd.(a)	4,789,600	12,484,433
City Developments Ltd.(a)	1,305,567	9,569,395
Keppel DC REIT(c)	5,803,200	4,355,519
		26,409,347
INDUSTRIALS 3.0%
Ascendas REIT(a)	6,743,000	12,718,860
Global Logistic Properties Ltd.(a)	6,950,991	13,416,068
		26,134,928
TOTAL SINGAPORE		52,544,275

SPAIN 1.7%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(a),(c)	596,050	7,853,742
Lar Espana Real Estate Socimi SA(a),(c)	610,291	7,024,787

	Number of Shares	Value
TOTAL SPAIN		$14,878,529

SWEDEN 1.9%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(a),(c)	196,194	4,474,084
Kungsleden AB(a)	1,635,479	12,647,702
TOTAL SWEDEN		17,121,786

UNITED KINGDOM 15.4%
REAL ESTATE
DIVERSIFIED 6.4%
Helical Bar PLC	4,281	25,037
Land Securities Group PLC(a)	3,003,584	55,762,358
		55,787,395
INDUSTRIALS 1.0%
Segro PLC(a)	1,368,422	8,450,275

OFFICE 2.4%
Derwent London PLC(a)	424,665	21,521,171

RETAIL 3.9%
Capital & Regional PLC	5,179,878	4,437,412
Hammerson PLC(a)	3,032,050	29,860,098
		34,297,510
SELF STORAGE 1.7%
Big Yellow Group PLC(a)	1,593,379	15,308,192
TOTAL UNITED KINGDOM		135,364,543
TOTAL COMMON STOCK (Identified cost—$726,537,158)		868,834,906

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(d)	2,600,000	2,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,600,000)		2,600,000

TOTAL INVESTMENTS (Identified cost—$729,137,158)	99.3%	$871,434,906

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	5,883,331

NET ASSETS	100.0%	$877,318,237

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 92.0% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(c)     Non-income producing security.

(d)    Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	47.8
Retail	26.9
Office	9.9
Industrials	6.5
Residential	4.4
Self Storage	3.0
Other	1.0
Hotel	0.5
100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

• Level 1 — quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2015, there were $12,234,725 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers International Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$99,803,652	$3,988,182	$95,815,470	$—	(a)
Bermuda	4,755,970	4,755,970	—	—
Brazil	1,870,112	1,870,112	—	—
Canada	9,845,604	9,845,604	—	—
France	83,013,180	378,584	82,634,596	—
Hong Kong	128,945,808	32,153,400	96,792,408	—
Singapore	52,544,275	4,355,519	48,188,756	—
United Kingdom	135,364,543	4,462,449	130,902,094	—
Other Countries	352,691,762	—	352,691,762	—
Short-Term Investments	2,600,000	—	2,600,000	—
Total Investments(b)	$871,434,906	$61,809,820	$809,625,086	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.         Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$729,137,158
Gross unrealized appreciation	$154,028,411
Gross unrealized depreciation	(11,730,663)
Net unrealized appreciation	$142,297,748

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015